Finance debt	12 Months Ended
Dec. 31, 2017
Financial Instruments [Abstract]
Finance debt
Finance debt

						$ million
			2017			2016
	Current	Non-current	Total	Current	Non-current	Total
Borrowings	7,701	54,873	62,574	6,592	51,074	57,666
Net obligations under finance leases	38	618	656	42	592	634
	7,739	55,491	63,230	6,634	51,666	58,300

The main elements of current borrowings are the current portion of long-term borrowings that is due to be repaid in the next 12 months of $6,849 million (2016 $5,587 million) and issued commercial paper of $744 million (2016 $971 million). Finance debt does not include accrued interest, which is reported within other payables.
The following table shows the weighted average interest rates achieved through a combination of borrowings and derivative financial instruments entered into to manage interest rate and currency exposures.

		Fixed rate debt		Floating rate debt		Total
	Weighted average interest rate %	Weighted average time for which rate is fixed Years	Amount $ million	Weighted average interest rate %	Amount $ million	Amount $ million
						2017
US dollar	4	4	18,090	3	44,212	62,302
Other currencies	6	16	895	3	33	928
			18,985		44,245	63,230

						2016
US dollar	3	4	8,693	2	47,749	56,442
Other currencies	7	16	809	1	1,049	1,858
			9,502		48,798	58,300

Fair values
The estimated fair value of finance debt is shown in the table below together with the carrying amount as reflected in the balance sheet.
Long-term borrowings in the table below include the portion of debt that matures in the 12 months from 31 December 2017, whereas in the balance sheet the amount is reported within current finance debt.
The carrying amount of the group’s short-term borrowings, comprising mainly of commercial paper, approximates their fair value. The fair values of the majority of the group’s long-term borrowings are determined using quoted prices in active markets, and so fall within level 1 of the fair value hierarchy. Where quoted prices are not available, quoted prices for similar instruments in active markets are used and such measurements are therefore categorized in level 2 of the fair value hierarchy. The fair value of the group’s finance lease obligations is estimated using discounted cash flow analysis based on the group’s current incremental borrowing rates for similar types and maturities of borrowing and are consequently categorized in level 2 of the fair value hierarchy.

				$ million
		2017		2016
	Fair value	Carrying amount	Fair value	Carrying amount
Short-term borrowings	852	852	1,006	1,006
Long-term borrowings	63,182	61,722	57,723	56,660
Net obligations under finance leases	1,131	656	1,097	634
Total finance debt	65,165	63,230	59,826	58,300